Organization and Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization And Nature Of Operations [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS
NOTE 1—ORGANIZATION, BUSINESS AND OPERATIONS

Laifeng Anpulo (Group) Food Development Co., Ltd. (the “Company” or “Laifeng Anpulo”) was registered as a privately owned company on March 3, 2005 in the People’s Republic of China (the “PRC”). The Company’s business operations consist of processing and distributing pork products. The Company also engages in the research and development, manufacturing and distribution of chilled pork, frozen pork and prepared meats. The Company distributes its products to the clients mainly in Hubei and Hunan Province.

The consolidated financial statements include the financial statements of Anpulo Food, Inc. (referred to herein as “Anpulo”); its wholly-owned subsidiary, Anpulo International Limited, a Hong Kong limited liability company (“Anpulo HK”); Anpulo HK’s wholly-owned subsidiary, Guangxiang Investment Consulting Co., Ltd., a Chinese limited liability company and a wholly foreign owned entity (“Anpulo WFOE”); Anpulo WFOE’s variable interest entity, Laifeng Anpulo (Group) Food Development Co., Ltd., a Chinese limited liability company (“Anpulo Laifeng” or the “VIE”), where Anpulo WFOE is deemed the primary beneficiary. All of Anpulo’s operations are conducted by Anpulo Laifeng whose results of operations are consolidated into those of Anpulo. Anpulo HK and Anpulo WFOE are sometimes referred to as the “subsidiaries”. Anpulo, its consolidated subsidiaries and Anpulo Laifeng are collectively referred to herein as the “Company”, “we” and “us”, unless specific reference is made to an entity.

Anpulo is a holding company incorporated under the laws of the State of Nevada on July 30, 2010. On June 25, 2012, the Company redomiciled from the State of Nevada to British Virgin Islands. The Company is engaged in processing, distributing and marketing fresh pork and cured pork products in the People’s Republic of China, (the “PRC” or “China”). The Company does not raise hogs, but instead purchase live hogs from farms or individual pig farmers in Laifeng County and its neighboring area in China for slaughtering, processing and curing. Its wholly owned subsidiary, Anpulo HK, was incorporated in Hong Kong in May 2012 as a limited liability company. Other than its equity interest in Anpulo HK, Anpulo does not own any assets or conduct any operations.

In June 2013, Anpulo HK established a wholly owned subsidiary, Guangxiang Investment Consulting Co., Ltd. (“Anpulo WFOE”), in Shanghai, China. Other than the equity interest in Anpulo WFOE, Anpulo HK does not own any assets or conduct any operations.

Anpulo WFOE conducts its business through Anpulo Laifeng, which is consolidated as a variable interest entity, as discussed below.

Chinese laws and regulations currently do not prohibit or restrict foreign ownership in hog breeding businesses. However, Chinese laws and regulations do prevent direct foreign investment in certain industries. On December 1, 2009, to protect the Company’s stockholders from possible future foreign ownership restrictions, Anpulo Laifeng and all of the stockholders of Anpulo Laifeng (“Principal Stockholders”) entered into an Entrusted Management Agreement (the “EMA”) with Anpulo WFOE, which provides that Anpulo WFOE will be fully and exclusively responsible for the management of Anpulo Laifeng. Anpulo WFOE is also entitled to receive the residual return of Anpulo Laifeng. As a result of the agreement, Anpulo WFOE will absorb 100% of the expected losses and gains of Anpulo Laifeng, which results in Anpulo WFOE being the primary beneficiary of Anpulo Laifeng.

Anpulo WFOE also entered into a Pledge of Equity Agreement (the “PEA”) with the Principal Stockholders, who pledged all their equity interest in these entities to Anpulo WFOE. The PEA, which was entered into by each Principal Shareholder, pledged each of the Principal Stockholders’ equity interest in Anpulo WFOE as a guarantee for the entrustment payment under the EMA.

In addition, Entrusted Management WFOE entered into an Option Agreement (the “OA”) to acquire the Principal Stockholders’ equity interest in these entities if or when permitted by the PRC laws.

Collectively, the EMA, PEA and OA are referred to as the Exclusive Agreements, based upon which the Company consolidates the variable interest entity, Anpulo Laifeng, as required by generally accepted accounting principles in the United States (“US GAAP”), because the Company is the primary beneficiary of the VIE. The profits and losses of Anpulo Laifeng are allocated to Anpulo WFOE and thus to the Company based upon the EMA.

On November 18, 2012, the Company entered into a cooperation agreement with the government of Laifeng County to build and operate a high end hotel. According to such agreement, we shall invest no less than RMB 30 million or approximate $4,760,000 in building a hotel in Laifeng County and, after the hotel is built we are entitled to operate the hotel and profit from the hotel operation for 20 years from October 1, 2012 to September 30, 2032. After September 30, 2032, the title of the hotel shall be transferred to the Laifeng County and the Laifeng County shall not be liable for any debts associated with the hotel. As of March 31, 2014 and December 31, 2013, the Company had invested $2,782,615 and $2,142,989 in the hotel construction and may need additional $2.95 million capital to complete this construction. On April 20, 2014, the Company assigned and transferred all of our rights and obligations under the cooperation agreement to Laifeng Fengming Manor Hotel Management Co., Ltd. (“Fengming”) for approximately $2.7 million or RMB 17 million. Fengming is owned by Mr. Junyi Luo, Mr. Wenping Luo’s son. Mr. Wenping Luo does neither have any direct or indirect investment in Fengming nor hold any management position in Fengming.

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Laifeng Anpulo (Group) Food Development Co., Ltd. (the “Company” or “Laifeng Anpulo”) was registered as a privately owned company on March 3, 2005 in the People’s Republic of China (the “PRC”). The Company’s business operations consist of processing and distributing pork products. The Company also engages in the research and development, manufacturing and distribution of chilled pork, frozen pork and prepared meats. The Company distributes its products to the clients mainly in Hubei and Hunan Province.

The consolidated financial statements include the financial statements of Anpulo Food, Inc. (referred to herein as “Anpulo”); its wholly-owned subsidiary, Anpulo International Limited, a Hong Kong limited liability company (“Anpulo HK”); Anpulo HK’s wholly-owned subsidiary, Guangxiang Investment Consulting Co., Ltd., a Chinese limited liability company and a wholly foreign owned entity (“Anpulo WFOE”); Anpulo WFOE’s variable interest entity, Laifeng Anpulo (Group) Food Development Co., Ltd., a Chinese limited liability company (“Anpulo Laifeng” or the “VIE”), where Anpulo WFOE is deemed the primary beneficiary. All of Anpulo’s operations are conducted by Anpulo Laifeng whose results of operations are consolidated into those of Anpulo. Anpulo HK and Anpulo WFOE are sometimes referred to as the “subsidiaries”. Anpulo, its consolidated subsidiaries and Anpulo Laifeng are collectively referred to herein as the “Company”, “we” and “us”, unless specific reference is made to an entity.

Anpulo is a holding company incorporated under the laws of the State of Nevada on July 30, 2010. On June 25, 2012, the Company redomiciled from the State of Nevada to British Virgin Islands. The Company is engaged in processing, distributing and marketing fresh pork and cured pork products in the People’s Republic of China, (the “PRC” or “China”). The Company does not raise hogs, but instead purchase live hogs from farms or individual pig farmers in Laifeng County and its neighboring area in China for slaughtering, processing and curing. Its wholly owned subsidiary, Anpulo HK,was incorporated in Hong Kong in May 2012 as a limited liability company. Other than its equity interest in Anpulo HK, Anpulo does not own any assets or conduct any operations.

In June 2013, Anpulo HK established a wholly owned subsidiary, Guangxiang Investment Consulting Co., Ltd. (“Anpulo WFOE”), in Shanghai, China. Other than the equity interest in Anpulo WFOE, Anpulo HK does not own any assets or conduct any operations.

Anpulo WFOE conducts its business through Anpulo Laifeng, which is consolidated as a variable interest entity, as discussed below.

Chinese laws and regulations currently do not prohibit or restrict foreign ownership in hog breeding businesses. However, Chinese laws and regulations do prevent direct foreign investment in certain industries. On December 1, 2009, to protect the Company’s stockholders from possible future foreign ownership restrictions, Anpulo Laifeng and all of the stockholders of Anpulo Laifeng (“Principal Stockholders”) entered into an Entrusted Management Agreement (the “EMA”) with Anpulo WFOE, which provides that Anpulo WFOE will be fully and exclusively responsible for the management of Anpulo Laifeng. Anpulo WFOE is also entitled to receive the residual return of Anpulo Laifeng. As a result of the agreement, Anpulo WFOE will absorb 100% of the expected losses and gains of Anpulo Laifeng, which results in Anpulo WFOE being the primary beneficiary of Anpulo Laifeng.

Anpulo WFOE also entered into a Pledge of Equity Agreement (the “PEA”) with the Principal Stockholders, who pledged all their equity interest in these entities to Anpulo WFOE. The PEA, which was entered into by each Principal Shareholder, pledged each of the Principal Stockholders’ equity interest in Anpulo WFOE as a guarantee for the entrustment payment under the EMA.

In addition, Entrusted Management WFOE entered into an Option Agreement (the “OA”) to acquire the Principal Stockholders’ equity interest in these entities if or when permitted by the PRC laws.

Collectively, the EMA, PEA and OA are referred to as the Exclusive Agreements, based upon which the Company consolidates the variable interest entity, Anpulo Laifeng, as required by generally accepted accounting principles in the United States (“US GAAP”), because the Company is the primary beneficiary of the VIE. The profits and losses of Anpulo Laifeng are allocated to Anpulo WFOE and thus to the Company based upon the EMA.